INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,914	$ 774
Work in progress	71	29
Finished goods	280	622
Inventory Net	$ 2,265	$ 1,425